Research and Development incentives receivables (Tables)	12 Months Ended
Dec. 31, 2019
Research and Development incentives receivables
Schedule of the classifications of R&D incentives receivables

	December 31,
	2019	2018	2017
	(Euro, in thousands)
Non-current R&D incentives receivables	€93,407	€73,443	€64,001
Current R&D incentives receivables	21,949	11,203	11,782
Total R&D incentives receivables	€115,356	€84,646	€75,783

Schedule of maturities of non-current R&D incentives receivables

	December 31, 2019 Maturity date
	2021	2022	2023	2024	2025-2029	Total
	(Euro, in thousands)
French non-current R&D incentives receivables - discounted value	€9,668	€10,223	€11,913			€31,804
Belgian non-current R&D incentives receivables - discounted value	4,881	5,734	7,534	€10,190	€33,263	61,603
Total non-current R&D incentives receivables - discounted value	€14,549	€15,957	€19,447	€10,190	€33,263	€93,407